Transactions with Related Parties (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Transactions with related parties [Abstract]
Navios Holdings	$ 1,853	$ 2,000